Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Trade and Other Receivables

All figures in £ millions	2021	2020
Current
Trade receivables	853	795
Royalty advances	2	2
Prepayments	198	189
Investment in finance lease receivable	15	18
Accrued income	14	12
Other receivables	175	102

	1,257	1,118

Non-current
Trade receivables	1	8
Royalty advances	5	3
Prepayments	10	13
Investment in finance lease receivable	100	112
Accrued income	1	1
Interest receivable	8	—
Other receivables	4	86

	129	223

Summary of Movements on Provision for Bad and Doubtful Debts
The movements in the provision for bad and doubtful debts are as follows:

All figures in £ millions	2021	2020
At beginning of year	(74)	(92)
Exchange differences	—	6
Income statement movements	(15)	(26)
Utilised	26	32
Disposal of subsidiary	—	6

At end of year	(63)	(74)

Summary of Ageing of Group's Trade Receivables
The ageing of the Group’s gross trade receivables is as follows:

All figures in £ millions	2021	2020
Within due date	766	687
Up to three months past due date	58	73
Three to six months past due date	20	12
Six to nine months past due date	13	30
Nine to 12 months past due date	5	18
More than 12 months past due date	55	57

Gross trade receivables	917	877